Prepaid Expenses and Other Current Assets	12 Months Ended
Dec. 31, 2021
Prepaid Expenses and Other Current Assets
Note 6. Prepaid Expenses and Other Current Assets
Prepaid expenses and other current assets consisted of the following (in thousands):

	December 31, 2021	December 31, 2020
Deposit for fuel cell components (see Note 17)	$5,008	$—
Vehicle inventory deposits	7,907	577
Production equipment deposits	4,423	—
Other prepaids	2,477	271
Prepaid insurance	5,079	—
VAT receivable from government	2,173	—
VAT receivable from customers	903	—

Total prepaid expenses and other current assets	$27,970	$848